Other revenue (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[2]
Disclosure of information about major customers and credit risk [line items]
Other revenues		€ 3,090	€ 3,205	€ 3,801	[1]
Disclosure of other revenue [Table]

(€ million)	2025	2024	2023(a)
VaxServe sales of non-Sanofi products	1,780	1,959	2,167
COVID-19 vaccine related revenues	—	—	509
Sales to Opella(b)	120	163	188
Royalties	146	121	107
Other(c)	557	623	534
Total Biopharma – Other revenues	2,603	2,866	3,505
Sales/revenues from Opella products(d)	487	339	296
Total Other revenues	3,090	3,205	3,801
(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
(b)Revenues generated from the manufacture of Consumer Healthcare products on behalf of Opella entities. Until April 30, 2025, Opella entities were within the scope of discontinued operations (see Note D.1). With effect from May 1, 2025, Opella entities are treated as related parties in accordance with IAS 24 (see Note D.6.).
(c)This line mainly includes revenues received under agreements for Sanofi to provide manufacturing services to third parties.
(d)Consumer Healthcare activities not transferred on the effective date of loss of control of Opella. These are primarily (i) hospital sales of Opella products in China, the transfer of which will be finalized no earlier than 2028; (ii) sales made by the dedicated entity Opella Russie, of which Sanofi continues to hold the capital (Sanofi is continuing to distribute Opella products in Russian territory under a distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of that entity during the term of the distribution agreement); and (iii) sales of the Gold
Bond product range, which are continuing in the US through the retained subsidiary Gold Bond LLC (holder of the associated worldwide property rights).

Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Other revenues		€ 2,603	2,866	3,505	[3]
Royalty income		146	121	107
Revenue from COVID-19 vaccine		0	0	509
Revenue from intragroup sales from continuing to discontinued operations	[4]	120	163	188
Miscellaneous other revenue	[5]	557	623	534
Revenue from VaxServe sales of non-Sanofi products		1,780	1,959	2,167
Opella Business
Disclosure of information about major customers and credit risk [line items]
Other revenues	[6]	€ 487	€ 339	€ 296

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[4]	(b)Revenues generated from the manufacture of Consumer Healthcare products on behalf of Opella entities. Until April 30, 2025, Opella entities were within the scope of discontinued operations (see Note D.1). With effect from May 1, 2025, Opella entities are treated as related parties in accordance with IAS 24 (see Note D.6.).

[5]	(c)This line mainly includes revenues received under agreements for Sanofi to provide manufacturing services to third parties.
[6]	(d)Consumer Healthcare activities not transferred on the effective date of loss of control of Opella. These are primarily (i) hospital sales of Opella products in China, the transfer of which will be finalized no earlier than 2028; (ii) sales made by the dedicated entity Opella Russie, of which Sanofi continues to hold the capital (Sanofi is continuing to distribute Opella products in Russian territory under a distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of that entity during the term of the distribution agreement); and (iii) sales of the Gold
Bond product range, which are continuing in the US through the retained subsidiary Gold Bond LLC (holder of the associated worldwide property rights).